Condensed Consolidated Statements of Comprehensive Income - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Condensed Consolidated Statements of Comprehensive Income
Loss for the period	kr (192,429)	kr (164,157)	kr (399,477)	kr (297,030)	kr (509,537)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	31,269	(3,997)	30,069	2,280	(20,111)
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods	31,269	(3,997)	30,069	2,280	(20,111)
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain on defined benefit plans	1,177	109	2,471	1,525	1,993
Other comprehensive income/(loss) that will not be reclassified to profit or loss in subsequent periods	1,177	109	2,471	1,525	1,993
Other comprehensive income/(loss) for the period	32,445	(3,888)	32,539	3,805	(18,118)
Total comprehensive income/(loss) for the period	(159,984)	(168,046)	(366,938)	(293,225)	(527,655)
Attributable to:
Equity holders of the Parent Company	kr (159,984)	(164,216)	kr (366,938)	(288,331)	(519,190)
Non-controlling interests		kr (3,829)		kr (4,893)	kr (8,466)